Related Party Disclosures - Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries, cash compensation and other short-term benefits	SFr 6,030	SFr 4,902	SFr 3,067
Pension expense	498	398	320
Share-based compensation expense	11,502	7,480	2,543
Total	SFr 18,030	SFr 12,780	SFr 5,930